SUPPLEMENT TO THE PROSPECTUSES OF

    KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC., KEYSTONE BALANCED FUND II, KEYSTONE CAPITAL PRESERVATION AND INCOME FUND, KEYSTONE FUND FOR TOTAL
   RETURN, KEYSTONE FUND OF THE AMERICAS, KEYSTONE GLOBAL OPPORTUNITIES FUND, KEYSTONE GLOBAL RESOURCES AND DEVELOPMENT FUND, KEYSTONE GOVERNMENT SECURITIES
FUND, KEYSTONE INTERMEDIATE TERM BOND FUND, KEYSTONE OMEGA FUND, KEYSTONE SMALL COMPANY GROWTH FUND II, KEYSTONE STRATEGIC INCOME FUND, KEYSTONE STATE TAX FREE
       FUND, KEYSTONE STATE TAX FREE FUND - SERIES II, KEYSTONE TAX FREE
                    INCOME FUND, AND KEYSTONE WORLD BOND FUND
                   (EACH A "FUND"; COLLECTIVELY, THE "FUNDS")


         During the period commencing November 1, 1996 through December 31, 1996 (the "Offering Period"), Keystone Investment Distributors Company ("Keystone"), the Funds' principal underwriter, or any successor entity to Keystone, will pay to First Union Brokerage Services, Inc. ("First Union Brokerage"), a wholly-owned subsidiary of First Union National Bank of North Carolina, an additional concession equal to 0.50% of the public offering price of any class of Fund shares sold by First Union Brokerage during the Offering Period.


November 1, 1996

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